Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 6,359
2017	7,144
2018	5,786
2019	3,505
2020	47
Thereafter	9,237
Total	32,078	$ 32,260
Parent Company [Member]
Debt Instrument [Line Items]
2016	1,926
2017	1,249
2018	1,498
2019	1,511
Thereafter	5,269
Total	$ 11,453	$ 13,189